Document and Entity Information	Dec. 13, 2024
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 13, 2024
Entity File Number	1-33409
Entity Registrant Name	T-MOBILE US, INC.
Entity Central Index Key	0001283699
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	20-0836269
Entity Address, Address Line One	12920 SE 38th Street
Entity Address, City or Town	Bellevue
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98006-1350
City Area Code	425
Local Phone Number	378-4000
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock, par value $0.00001 per share
Trading Symbol	TMUS
Security Exchange Name	NASDAQ
3.550% Senior Notes due 2029 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	3.550% Senior Notes due 2029
Trading Symbol	TMUS29
Security Exchange Name	NASDAQ
3.700% Senior Notes due 2032 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	3.700% Senior Notes due 2032
Trading Symbol	TMUS32
Security Exchange Name	NASDAQ
3.850% Senior Notes due 2036 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	3.850% Senior Notes due 2036
Trading Symbol	TMUS36
Security Exchange Name	NASDAQ